Financial instruments - Schedule of Assets and Liabilities measured at Fair Value (Details) - Recurring fair value measurement - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long-term investments (Note 9) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	$ 2,816	$ 4,155
Long-term investments (Note 9) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	0	0
Long-term investments (Note 9) | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	0	0
Long-term borrowings [member] | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	0	0
Long-term borrowings [member] | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	261,851	479,535
Long-term borrowings [member] | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	0	0
Interest rate swaps (Note 17) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value		0
Interest rate swaps (Note 17) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value		740
Interest rate swaps (Note 17) | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value		0
Interest rate swaps (Note 17) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities measured at fair value	0
Interest rate swaps (Note 17) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities measured at fair value	(1,504)
Interest rate swaps (Note 17) | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities measured at fair value	0
Fuel derivative contracts (Note 17) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities measured at fair value	0	0
Fuel derivative contracts (Note 17) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities measured at fair value	(1,292)	(1,837)
Fuel derivative contracts (Note 17) | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities measured at fair value	$ 0	$ 0